Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	June 30, 2026	December 31, 2025
(in $ millions)	$	$
Short-term deposits	583	721
Cash at banks and on hand	2,276	2,712
Cash and cash equivalents in the statement of financial position	2,859	3,433
i)Short-term deposits classification as cash equivalents or other investments
Time deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition. Time deposits that exceed that maturity are classified as “Other investments”.
ii)Restricted cash
Cash and cash equivalents include balances of $205 million (2025: $206 million) held by subsidiaries that operate in countries where legal restrictions apply whereby the balances are not available for general use by the parent or other subsidiaries.